DERIVATIVE WARRANT LIABILITIES	6 Months Ended
Jun. 30, 2022
Temporary Equity Disclosure [Abstract]
DERIVATIVE WARRANT LIABILITIES
5.	DERIVATIVE WARRANT LIABILITIES
As of June 30, 2022, the Company had 14.9 million warrants outstanding including: (a) 8.6 million Public Warrants and (b) 6.3 million Private Placement Warrants issued to XPDI Sponsor LLC (“Sponsor”) and certain institutional investors (“Anchor Investors”).
Each Public Warrant and Private Placement Warrant became exercisable 30 days following the Closing Date of the XPDI Merger and may be exercised for one share of common stock at an exercise price of $11.50 per share. The Public Warrants and Private Placement Warrants expire January 19, 2027, which is five years after the Closing Date.
Redemption of Public Warrants when the price per share of common stock equals or exceeds $18.00
Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the last reported sale price of common stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted).

The Company will not redeem the warrants as described above unless a registration statement under the Securities Act covering the issuance of the shares of common stock issuable upon exercise of the warrants is then effective and a current prospectus relating to those shares of common stock is available throughout the
30-day
redemption period. If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of Public Warrants when the price per share of common stock equals or exceeds $10.00
Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” (as defined below) of common stock;

•
if, and only if, the last reported sales price of the Company’s common stock for any twenty (20) trading days within the thirty
(30) trading-day
period ending on the third trading day prior to the date on which notice of the redemption is given (the “Reference Value”) equals or exceeds $10.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a warrant); and

•
if the Reference Value is less than $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a warrant), the Private Placement Warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants, as described above.

•
The “fair market value” of common stock shall mean the volume-weighted average price of common stock during the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 shares of Class A common stock per warrant (subject to adjustment).

Redemption of Private Placement Warrants
The terms of redemption of Private Placement Warrants are identical in all respects to those for the Public Warrants except that, so long as they are held by the Sponsor, Anchor Investors or their permitted transferees they will not be redeemable, except as described above in Redemption of Public Warrants when the price per share of common stock equals or exceeds $10.00. If the Private Placement Warrants are held by someone other than the Sponsor, the Anchor Investors or their respective permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Registration
If the Company fails to maintain a registration statement for the underlying common shares at any time, the holders of the Private Placement Warrants and Public Warrants may exercise such warrants on a cashless basis by exchanging the warrants for that number of shares of common stock equal to the lesser of (A) the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the Warrants, multiplied by the excess of the “Fair Market Value” (as defined below) less the Warrant Price by (y) the Fair Market Value and (B) the product of the number of Warrants surrendered and 0.361, subject to adjustment. “Fair Market Value” shall mean the volume-weighted average price of the shares of common stock as reported during the ten (10) trading day period ending on the trading day prior to the date that notice of exercise is received.
Classification
Both the Public Warrants and Private Placement Warrants are classified as a liability on the Company’s Consolidated Balance Sheet because their settlement amount is subject to change based on the existence of an effective registration statement for the underlying shares and the holder of the warrant (for Private Placement Warrants only). As of June 30, 2022, the liability balance was $5.8 million. For the three months ended June 30, 2022, the Company recorded a mark to market gain of $12.9 million and $9.3 million within the Consolidated Statement of Operations for the Public Warrants and Private Placement Warrants, respectively. For the six months ended June 30, 2022, the Company recorded a mark to market gain of $18.8 million and $13.7 million within the Consolidated Statement of Operations for the Public Warrants and Private Placement Warrants, respectively. Refer to Note 8 for further information about the fair value measurement of the warrants.